Stock-based Compensation - Summary of Status of Company's Unvested Restricted Common Shares (Parenthetical) (Detail)	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares of unvested restricted stock remaining from the early exercise of stock options	7,148